Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 1,285	$ 647	$ 1,309	$ 699	$ (10,113)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	522	515	1,047	1,001	2,060
Impairment losses					1,595
Deferred tax expense (benefit)	120	60	120	120	(2,383)
Share based compensation expense	122	56	201	119	270
Provision for bad debts, net			(66)		74
Revaluation of liabilities	93	118	183	341	(919)
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,218)	(3,387)	(5,761)	(7,668)	(4,531)
Inventories	(1,368)	(1,938)	(2,930)	(4,014)	(4,021)
Due (to) from affiliates, net	(722)	(584)	(109)	158	(58)
Other current assets	(96)	(1,077)	(591)	(822)	770
Trade accounts payable	(412)	3,283	303	3,171	2,322
Other current liabilities	67	246	137	637	1,951
Liability in respect of litigation					14,600
Liability for employee severance benefits, net	18	31	94	(81)	(88)
Net cash provided by (used in) operating activities	(1,589)	(2,030)	(6,063)	(6,339)	1,529
Cash flows from investing activities:
Repayment of short-term deposits		729		1,461	1,461
Purchase of fixed assets	(283)	(331)	(576)	(724)	(1,786)
Purchase of intangible assets	(34)	(34)	(180)	(75)	(118)
Net cash provided by (used in) investing activities	(317)	364	(756)	662	(443)
Cash flows from financing activities:
Repayment of contingent liability		(88)		(119)	(169)
Share issuance, net		12,033		11,922	11,904
Proceeds from exercise of share options and RSU's					34
Payment to OCS				(28)	(37)
Net cash provided by financing activities		11,945		11,775	11,732
Effect of change in exchange rate on cash	73	(57)	(70)	(83)	(205)
Net increase (decrease) in cash and cash equivalents	(1,833)	10,222	(6,889)	6,015	12,613
Cash and cash equivalents at beginning of the period	25,777	14,013	30,833	18,220	18,220
Cash and cash equivalents at end of the period	$ 23,944	$ 24,235	23,944	24,235	$ 30,833
Supplementary cash flows information:
Interest paid			88	18
Income taxes paid			$ 124	$ 253